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Fortis tax-free portfolios
annual report

September 30, 2000




FORTIS FINANCIAL GROUP

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Fortis Tax-Free National Fund

Fortis Tax-Free Minnesota Fund

FORTIS TAX-FREE PORTFOLIOS, INC. ANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULES OF INVESTMENTS
     NATIONAL PORTFOLIO                                           4
     MINNESOTA PORTFOLIO                                          6

  STATEMENTS OF ASSETS AND LIABILITIES                            8

  STATEMENTS OF OPERATIONS                                        9

  STATEMENTS OF CHANGES IN NET ASSETS
     NATIONAL PORTFOLIO                                          10
     MINNESOTA PORTFOLIO                                         11

  NOTES TO FINANCIAL STATEMENTS                                  12

  INDEPENDENT AUDITORS' REPORT                                   18

  FEDERAL INCOME TAX INFORMATION                                 19

  DIRECTORS AND OFFICERS                                         20

  OTHER PRODUCTS AND SERVICES                                    21

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 7:00 p.m. CST, Monday thru Friday

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of each fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the funds and financial markets.

The charts following the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which each fund invests, and the pie chart shows a breakdown of each funds' assets by industry.

The performance chart graphically compares each funds' total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                                 CLASS A    CLASS B    CLASS C    CLASS E    CLASS H
                                                 -------    -------    -------    -------    -------
TAX-FREE NATIONAL
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $10.47     $10.46     $10.45     $10.49     $10.46
  End of year................................    $10.50     $10.49     $10.48     $10.52     $10.49

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .486     $ .406     $ .406     $ .510     $ .406

TAX-FREE MINNESOTA
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $ 9.91     $ 9.90     $ 9.93     $ 9.94     $ 9.93
  End of year................................    $ 9.88     $ 9.88     $ 9.90     $ 9.91     $ 9.91

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .473     $ .400     $ .400     $ .497     $ .400

[PHOTO]

DEAR FORTIS SHAREHOLDER:

The bond market digested a wide variety of economic information during the twelve months ended September 30, 2000. The economy showed strong growth, as Real Gross Domestic Product (GDP) grew at an 8.3% rate during the fourth quarter of 1999 and growth during the first two quarters of 2000 averaged more than 5%. Economic growth was supported by strong non-farm payroll growth, as the unemployment rate remained in a range between 3.9% and 4.2%, closing the twelve-month period at 3.9%. Although headline inflation was sharply higher due to rising oil prices, the year-over-year core Consumer Price Index (the core CPI excludes food and energy) increased only slightly to 2.5%, and the year-over-year core Producer Price Index rose 1.5% through August. The Federal Reserve (the "Fed") raised the Federal Funds rate four times, totaling 1.25% during the twelve months ended September 30, 2000. Recent Fed releases continue to show concern about the potential for increased inflationary pressures in the U.S. economy.

Municipal bond yields rose early in the twelve-month period, reflecting rate increases by the Fed and concerns about the possibility of increased inflationary pressure caused by strong growth and tight labor markets. As 2000 unfolded, a 20% decrease in new issue municipal supply combined with an expected reduction in the Treasury market long bond supply produced a market rally. After a brief pullback in late April and early May of 2000, the decline in rates continued until early September of 2000.

During the fourth quarter of 1999, the duration of the funds was shorter than the Lehman Brothers Municipal Bond Index. This shorter duration helped performance as rates rose during the fourth quarter of 1999. The duration was lengthened during the first and second quarters of 2000, as the expectation of Treasury buybacks improved the tone of the market, and we believed that the market was starting to anticipate an end to Fed tightening. We did not lengthen the duration of the funds quickly enough to take full advantage of the rally that occurred in February and March, and that explains the underperformance of the funds for calendar 2000 to date. During the period, hospital bonds were under-represented in the funds, due to concerns about reduced rates of Medicare payments to hospitals. This underweighting helped our performance, since the performance of the sector lagged the market as a whole. Total returns for the twelve months ended September 30, 2000, were 5.33% for the National Portfolio Class E before sales charge, and 4.87% for the Minnesota Portfolio Class E before sales charge. These levels compare with the 6.17% total return of the Lehman Brothers Municipal Bond Index during the same period. The durations of the funds at the end of the reporting period were 7.5 years for the Minnesota portfolio, and 8.3 years for the National Portfolio. This compares to a duration of 6.99 years for the Lehman Brothers Municipal Bond Index.

As the year 2000 comes to a close, we expect economic growth to moderate as higher oil prices and the Fed's rate increases of the past year restrain growth. In the short run, we expect the Fed to remain on the sidelines as it assesses trends in the economy. Continuing tightness in the labor markets and high oil prices could exert upward inflationary pressure. For purposes of liquidity, we believe that it will be important to maintain strong credit quality in both portfolios. Call protection and coupon will continue to be important elements of bond structure as we look to enhance future portfolio performance.

Sincerely,

/s/ Dean C. Kopperud       /s/ Howard G. Hudson
--------------------       --------------------

Dean C. Kopperud           Howard G. Hudson
    President              Vice President

COMPOSITION BY INDUSTRY
AS OF 9/30/2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligations           33.6%
Utilities - Electric          14.0%
Health Care/Services          12.5%
Transportation                12.3%
Utilities - Water and Sewer   11.4%
Higher Education               5.9%
Housing                        4.6%
Pollution Control              1.9%
Cash Equivalents/Receivables   1.5%
Public Facilities              1.5%
Miscellaneous                  0.8%

NATIONAL PORTFOLIO

VALUE OF $10,000 INVESTED OCTOBER 1, 1990

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NATIONAL PORTFOLIO CLASS E
AVERAGE ANNUAL TOTAL RETURN
                             1 YEAR  5 YEAR  10 YEAR
CLASS E*                     +0.59%  +3.89%   +6.20%
CLASS E**                    +5.33%  +4.85%   +6.69%

          LEHMAN BROS.        NATIONAL PORTFOLIO
     MUNICIPAL BOND INDEX***       CLASS E
90                    10,000               9,550
91                    11,318              10,887
92                    12,502              11,971
93                    14,095              13,603
94                    13,751              13,177
95                    15,289              14,402
96                    16,212              15,221
97                    17,674              16,468
98                    19,216              17,780
99                    19,080              17,325
00                    20,258              18,248

                        Annual Period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 9/30/2000

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Ohio State Turnpike Commission (5.50%) 2017             4.6%
 2.  North Carolina Municipal Power Agency (5.50%) 2014      4.4%
 3.  University of Minnesota Revenue Bond (5.75%) 2017       4.1%
 4.  Fulton County, GA School District (5.375%) 2018         3.8%
 5.  Southern California Public Power (6.36%) 2013           3.7%
 6.  Phoenix, AZ General Obligation (6.25%) 2017             3.6%
 7.  Detroit, MI Water System (6.50%) 2015                   3.5%
 8.  Fulton County, GA Water & Sewer (6.375%) 2014           3.5%
 9.  La Canada, CA School District (5.75%) 2025              3.4%
10.  Connecticut State, Special Tax Obligation (6.125%)
     2012                                                    3.0%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                  Since
                                           1 Year     5 Year    Inception+
--------------------------------------------------------------------------
Class A shares#                            +5.09%     +4.60%      +6.37%
Class A shares##                           +0.37%     +3.64%      +5.54%
Class B shares#                            +4.29%     +3.81%      +5.55%
Class B shares##                           +0.69%     +3.51%      +5.43%
Class C shares #                           +4.30%     +3.79%      +5.54%
Class C shares ##                          +3.30%     +3.79%      +5.54%
Class H shares #                           +4.29%     +3.79%      +5.55%
Class H shares ##                          +0.69%     +3.48%      +5.43%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on September 30, 2000.
  +  Since November 14, 1994 -- Date shares were first offered to the public.

COMPOSITION BY INDUSTRY
AS OF 9/30/2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligations           29.0%
Housing                       18.5%
Higher Education              14.0%
Miscellaneous                 10.3%
Health Care/Services           6.8%
Utilities - Electric           6.6%
Pollution Control              6.0%
Cash Equivalents/Receivables   4.2%
Transportation                 2.7%
Public Facilities              1.9%

MINNESOTA PORTFOLIO

VALUE OF $10,000 INVESTED OCTOBER 1, 1990

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MINNESOTA PORTFOLIO CLASS E
AVERAGE ANNUAL TOTAL RETURN
                             1 YEAR  5 YEAR  10 YEAR
CLASS E*                     +0.15%  +3.69%   +5.81%
CLASS E**                    +4.87%  +4.64%   +6.29%

          LEHMAN BROS.        MINNESOTA PORTFOLIO
     MUNICIPAL BOND INDEX***        CLASS E
90                    10,000                9,550
91                    11,318               10,697
92                    12,502               11,691
93                    14,095               13,126
94                    13,751               12,933
95                    15,289               14,013
96                    16,212               14,714
97                    17,674               15,758
98                    19,216               17,059
99                    19,080               16,768
00                    20,258               17,584

                       Annual Period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 9/30/2000

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  University of MN (Regents of) (5.50%) 2021              5.2%
 2.  Brainerd (City of), MN (6.65%) 2017                     4.0%
 3.  Minnesota State Retirement System (5.875%) 2022         3.8%
 4.  Sauk Rapids (City of), MN, Independent School
     District (5.43%) 2010                                   3.6%
 5.  Becker (City of), MN, Independent School District
     (6.00%) 2017                                            3.5%
 6.  Minneapolis (City of), MN CDA Limited Tax (7.375%)
     2012                                                    2.7%
 7.  Puerto Rico, Commonwealth Highway & Transportation
     (5.50%) 2013                                            2.7%
 8.  Lakeville (City of), MN, Independent School
     District (5.10%) 2010                                   2.7%
 9.  University of MN (Regents of) (5.75%) 2018              2.7%
10.  Waconia (City of), MN, Health Care Facility
     (6.10%) 2019                                            2.7%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                  Since
                                           1 Year     5 Year    Inception+
--------------------------------------------------------------------------
Class A shares#                            +4.63%     +4.39%      +5.93%
Class A shares##                           -0.08%     +3.44%      +5.10%
Class B shares#                            +3.96%     +3.63%      +5.11%
Class B shares##                           +0.36%     +3.33%      +4.99%
Class C shares#                            +3.84%     +3.62%      +5.13%
Class C shares##                           +2.84%     +3.62%      +5.13%
Class H shares#                            +3.95%     +3.62%      +5.15%
Class H shares##                           +0.35%     +3.33%      +5.03%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on September 30, 2000.
  +  Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS TAX-FREE PORTFOLIOS, INC.
NATIONAL PORTFOLIO
Schedule of Investments
September 30, 2000

MUNICIPAL BONDS-98.45%
--------------------------------------------------------------------------------

                                                              Standard
                                                              & Poor's
 Principal                                                     Rating                        Market
  Amount                                                     (Unaudited)     Cost (a)      Value (b)
-----------                                                  -----------   ------------   ------------
             ARIZONA-5.85%
$1,800,000   Phoenix, AZ, 6.25% General Obligation Bond
               Ser A 7-1-2017.............................   AA+           $ 1,977,642    $ 1,992,402
 1,225,000   Tucson, AZ, 5.50% Water Rev Refunding Bond
               7-1-2014...................................   A+              1,206,347      1,256,531
                                                                           -----------    -----------
                                                                             3,183,989      3,248,933
                                                                           -----------    -----------
             CALIFORNIA-11.48%
 1,830,000   La Canada School Dist, CA, 5.75% General
               Obligation Bond Ser A 8-1-2025.............   AAA             1,859,002      1,904,078
 2,385,000   Redwood City California Elem School Dist,
               5.50% Zero Coupon General Obligation FGIC
               Insured 8-1-2018 (d).......................   AAA               906,227        885,813
 4,000,000   Southern California Public Power, 6.36% Zero
               Coupon Bond 7-1-2013 (d)...................   A               1,800,708      2,075,560
 2,750,000   Sulphur Springs (City of), CA, 7.00% Zero
               Coupon General Obligation Ser A MBIA
               Insured 9-1-2012 (d).......................   AAA             1,211,212      1,513,875
                                                                           -----------    -----------
                                                                             5,777,149      6,379,326
                                                                           -----------    -----------
             CONNECTICUT-2.95%
 1,500,000   Connecticut State, 6.125% Special Tax
               Obligation Rev Transportation
               Infrastructure Ser B 9-1-2012..............   AA-             1,566,401      1,641,630
                                                                           -----------    -----------
             FLORIDA-2.79%
 1,000,000   Florida (State of), 5.25% Board of Education
               Capital Outlay Bond Ser B 6-1-2011.........   AA+             1,001,596      1,024,570
   500,000   Florida (State of), 7.50% Mid-Bay Bridge Auth
               Ser 1991A 10-1-2017(Subject to Crossover
               Refunding 10-1-2001 @103)..................   NR                472,527        525,270
                                                                           -----------    -----------
                                                                             1,474,123      1,549,840
                                                                           -----------    -----------
             GEORGIA-9.35%
 2,105,000   Fulton County School Dist, GA, 5.375% General
               Obligation Bond 1-1-2018...................   AA              2,127,282      2,103,632
 1,765,000   Fulton County, GA, Water & Sewer, 6.375% Ref
               Bond FGIC Insured 1-1-2014 (Escrowed to
               Maturity)..................................   AAA             1,754,103      1,959,009
    35,000   Fulton County, GA, Water & Sewer, 6.375% Ref
               Bond FGIC Insured 1-1-2014 (Unrefunded)....   AAA                34,757         38,635
 1,000,000   Georgia Municipal Electric, 6.50% Auth Power
               Rev Ser Y 1-1-2017.........................   A                 991,250      1,097,520
                                                                           -----------    -----------
                                                                             4,907,392      5,198,796
                                                                           -----------    -----------
             ILLINOIS-2.85%
   500,000   Channahon Park, IL District, 7.50% General
               Obligation 1-1-2011 (Prerefunded 7-1-2001
               @100)......................................   NR                499,375        511,535
 1,000,000   Illinois Dev Fin Auth, 7.375% Power Co Proj
               Ser 1991A 7-1-2021.........................   BBB               992,107      1,073,610
                                                                           -----------    -----------
                                                                             1,491,482      1,585,145
                                                                           -----------    -----------
             KENTUCKY-5.65%
 1,000,000   Carroll County, KY, 7.45% Collateralized
               Pollution Control Rev Bond Utilities
               Project Ser A 9-15-2016....................   A               1,056,528      1,060,260
 1,000,000   Christian County, KY, 6.00% Hospital Rev Ref
               Bond Jennie Stuart Medical Center
               7-1-2013...................................   A-                995,594        982,430
 1,000,000   Louisville & Jefferson County, KY, 6.75%
               Metro Sewer Dist Rev Bond Ser A AMBAC
               Insured 5-15-2019 (Prerefunded 11-15-2004
               @102)......................................   AAA               996,677      1,098,090
                                                                           -----------    -----------
                                                                             3,048,799      3,140,780
                                                                           -----------    -----------
             MASSACHUSETTS-2.01%
 1,140,000   Massachusetts Bay Transit Authority, 5.25%
               General Transit System Bond Ser A FGIC
               Insured 3-1-2017...........................   AAA             1,073,999      1,116,619
                                                                           -----------    -----------
             MICHIGAN-3.55%
 1,750,000   Detroit, MI, Water System, 6.50% Rev Bond
               FGIC Insured 7-1-2015......................   AAA             1,857,514      1,970,605
                                                                           -----------    -----------
             MINNESOTA-11.81%
   500,000   Duluth (City of), MN, 5.875% Economic Dev
               Auth Health Care Fac Rev Bond Ser A
               12-1-2028..................................   NR                500,000        401,785
 1,140,000   Fergus Falls (City of), MN, 6.50% Health Care
               Fac Rev (Lake Regional Hospital) Ser A
               9-1-2018...................................   BBB+            1,132,300      1,096,817
   500,000   Minneapolis (City of), MN, 5.875% Walker
               Methodist Sr Services Rev Bond Ser C
               11-15-2018.................................   NR                492,872        418,830
   670,000   Minneapolis (City of), MN, 7.00% Health Care
               Fac Rev (St. Olaf Residence) Ser 1993
               10-1-2012..................................   NR                670,000        676,727
 1,000,000   Minnesota Agriculture and Economic
               Development, 5.50% Healthcare System Rev
               Fairview Hospital and Healthcare Services
               Ser 1997A MBIA Insured 11-15-2017..........   AAA             1,004,193        992,270
   690,000   St. Anthony (City of), MN, 6.75% Housing Dev
               Rev Ref Bond 7-1-2007......................   AA                690,000        718,014
 2,160,000   University of Minnesota, 5.75% Rev Bond
               Ser A GO of Univ Insured 7-1-2017..........   AA              2,141,662      2,259,511
                                                                           -----------    -----------
                                                                             6,631,027      6,563,954
                                                                           -----------    -----------
             MISSOURI-2.34%
 1,235,000   Missouri State Health & Educ, 7.70% Still
               Regional Med Ctr 2-1-2013..................   BBB             1,268,226      1,298,084
                                                                           -----------    -----------
             NEW YORK-7.90%
 1,250,000   New York City, NY, 5.25% General Obligation
               Bond Ser B FSA-CR Insured 8-1-2020.........   AAA             1,162,340      1,193,575
 1,000,000   New York City, NY, 8.25% General Obligation
               Bond Ser B 6-1-2005........................   A-                991,797      1,147,170

--------------------------------------------------------------------------------

                                                              Standard
                                                              & Poor's
 Principal                                                     Rating                        Market
  Amount                                                     (Unaudited)     Cost (a)      Value (b)
-----------                                                  -----------   ------------   ------------
$1,000,000   New York State Dorm Auth, 5.50% State
               University Education Fac Rev Bond Ser A
               AMBAC Insured 5-15-2019....................   AAA           $ 1,025,791    $ 1,006,900
 1,000,000   New York State Dorm Auth, 6.00% Rev Cons City
               Univ System 2nd Gen 7-1-2020...............   A-              1,017,364      1,042,450
                                                                           -----------    -----------
                                                                             4,197,292      4,390,095
                                                                           -----------    -----------
             NORTH CAROLINA-4.40%
 2,400,000   North Carolina Municipal Power Agency, 5.50%
               Catawba Electric Rev Bond Ser A 1-1-2014...   AAA             2,413,267      2,442,792
                                                                           -----------    -----------
             NORTH DAKOTA-2.03%
 1,100,000   Ward County, ND, 7.50% Health Care Fac
               Ser 1991B 7-1-2011.........................   BBB+            1,109,630      1,130,019
                                                                           -----------    -----------
             OHIO-10.83%
   750,000   Cleveland (City of), OH, Parking Fac, 8.10%
               Improvement Proj Rev Bond
               9-15-2022 (Prerefunded 9-15-2002 @102).....   NR                765,000        812,947
 1,270,000   Hamilton City School District, OH, 6.15%
               School Improvement Ser A 12-1-2016.........   AA-             1,321,311      1,380,376
 2,500,000   Ohio State Turnpike Commission, 5.50% Rev
               Bond Ser A FGIC Insured 2-15-2017..........   AAA             2,437,200      2,537,675
 1,250,000   Strongsville City School District, OH, 5.375%
               General Obligation Bond MBIA Insured
               12-1-2012..................................   AAA             1,238,057      1,286,512
                                                                           -----------    -----------
                                                                             5,761,568      6,017,510
                                                                           -----------    -----------
             PENNSYLVANIA-2.25%
   750,000   Clarion County, PA, 8.50% Clarion Hospital
               Proj Rev Bond 7-1-2021 (Prerefunded
               7-1-2001 @102).............................   NR                732,044        785,880
   500,000   LeHigh County, PA, 5.70% General Purpose Auth
               Rev Bond, Kidspeace Obligation Group
               11-1-2009..................................   NR                500,000        466,015
                                                                           -----------    -----------
                                                                             1,232,044      1,251,895
                                                                           -----------    -----------
             PUERTO RICO-0.50%
   250,000   Puerto Rico, 6.25% Commonwealth Aqueduct &
               Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....   A                 265,586        278,185
                                                                           -----------    -----------
             SOUTH CAROLINA-1.94%
 1,000,000   Piedmont Municipal Power Agency, SC, 6.25%
               Rev Bond FGIC Insured 1-1-2021.............   AAA             1,084,426      1,079,310
                                                                           -----------    -----------
             TEXAS-1.70%
 1,000,000   Klein School Dist, TX, 5.00% General
               Obligation Bond Ser A FSF Insured
               8-1-2017...................................   AAA               935,084        942,330
                                                                           -----------    -----------
             VIRGINIA-1.78%
 1,000,000   Peninsula Ports Authority of VA, 6.0% Port
               Facility CSX Transit Project Rev Bond
               12-15-2012.................................   Baa2*           1,000,000        990,940
                                                                           -----------    -----------
             WEST VIRGINIA-2.07%
 1,180,000   Ohio County West Virginia Board of Education,
               5.25% General Obligation Bond MBIA Insured
               6-1-2018...................................   AAA             1,104,846      1,152,034
                                                                           -----------    -----------
             WISCONSIN-2.42%
 1,305,000   Sparta School District, WI, 5.90% General
               Obligation Bond FGIC Insured 3-1-2016......   Aaa*            1,303,405      1,342,728
                                                                           -----------    -----------
             TOTAL MUNICIPAL BONDS........................                 $52,687,249    $54,711,550
                                                                           ===========    ===========

SHORT-TERM INVESTMENTS-0.37%
--------------------------------------------------------------------------------

 Principal                                                      Market
  Amount                                                      Value (b)
-----------                                                  ------------
             INVESTMENT COMPANY-0.37%
$  204,404   First American Tax-Free Obligations Fund,
               Current rate - 4.67%.......................   $   204,404
                                                             -----------
             TOTAL INVESTMENTS IN SECURITIES (COST:
               $52,891,653) (a)...........................   $54,915,954
                                                             ===========

 (a) At September 30, 2000, the cost of securities for federal income tax purposes was $52,891,653 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  2,369,584
Unrealized depreciation.....................................      (345,283)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $  2,024,301
--------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS, INC.
MINNESOTA PORTFOLIO
Schedule of Investments
September 30, 2000

MUNICIPAL BONDS-96.00%
--------------------------------------------------------------------------------

                                                               Standard
                                                               & Poor's
 Principal                                                      Rating                      Market
   Amount                                                     (Unaudited)    Cost (a)      Value (b)
------------                                                  -----------   -----------   -----------
              GENERAL OBLIGATIONS-29.04%
$ 1,300,000   Becker (City of), MN, Independent School
                District #726, 6.00% General Obligation
                Ser A FSA Insured 2-1-2017.................   Aaa*          $1,308,224    $ 1,370,161
  1,000,000   Bloomington (City of), MN, Independent School
                District #271, 5.45% General Obligation
                Ser A SD Insured 2-1-2012..................   Aa1*             995,795      1,022,780
  1,000,000   Delano (City of), MN, Independent School
                District #879, 5.70% General Obligation
                Ser A SD Insured 2-1-2017..................   Aa1*             994,262      1,020,270
  1,685,000   Lakeville (City of), MN, Independent School
                District #194, 5.10% Zero Coupon General
                Obligation Cap Apprec Ser B FSA Insured
                2-1-2010 (d)...............................   Aaa*           1,053,147      1,050,884
  1,000,000   Minneapolis (City of), MN, 4.07% Zero Coupon
                General Obligation Cap Apprec Ser B
                12-1-2005 (d)..............................   AAA              811,948        781,260
  1,000,000   Minneapolis (City of), MN, 5.20% Sports Arena
                Project General Obligation 10-01-2024......   AAA              928,381        944,140
  1,000,000   Minnesota State, 5.25% General Obligation
                8-1-2016...................................   AAA              964,924        989,330
  1,000,000   Mounds View (City of), MN, Independent School
                District #621, 5.375% General Obligation
                2-1-2024...................................   Aa1*             970,790        965,760
    750,000   Puerto Rico, 6.25% Commonwealth Aqueduct &
                Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....   A                796,758        834,555
  1,950,000   Rosemount (City of), MN, Independent School
                District #196, 5.70% Zero Coupon General
                Obligation MBIA Insured 4-1-2015 (d).......   AA+              863,163        882,628
  2,205,000   Sauk Rapids (City of), MN, Independent School
                District #047, 5.43% Zero Coupon General
                Obligation 2-1-2010 (d)....................   Aa1*           1,337,447      1,376,449
                                                                            -----------   -----------
                                                                            11,024,839     11,238,217
                                                                            -----------   -----------
              HEALTH CARE/SERVICES-6.83%
  1,000,000   St Paul (City of), MN, 5.25% Health Care Fac
                Rev Regions Hospital 5-15-2018.............   BBB+             977,519        844,830
    765,000   St. Louis Park (City of), MN, 8.50% Health
                Care Fac Rev Park Nicollet Med Ctr Ser A
                1-1-2011 (Prerefunded 1-1-2001 @ 100)......   NR               765,420        772,757
  1,000,000   Waconia (City of), MN, 6.10% Health Care Fac
                Rev Ridgeview Med Ctr Ser A Asset Guaranty
                Insured 1-1-2019...........................   AA               994,518      1,027,050
                                                                            -----------   -----------
                                                                             2,737,457      2,644,637
                                                                            -----------   -----------
              HIGHER EDUCATION (UNIV., DORMS, ETC.)-14.03%
  1,000,000   Minnesota Higher Education, 5.375% Fac Auth
                Rev for University of St. Thomas Ser 4-P
                4-1-2018...................................   A2*              995,990        966,440
  1,000,000   Minnesota Higher Education, 5.40% Fac Auth
                Rev for University of St. Thomas Ser 4-P
                4-1-2023...................................   A2*              943,127        949,110
    460,000   Minnesota Higher Education, 7.625% Mortgage
                Rev for St. Mary's College Ser 3F
                10-1-2016 (Prerefunded 10-1-2001
                @ 100).....................................   BBB-             457,700        474,113
  2,000,000   University of MN (Regents of), 5.50% General
                Obligation Ser A 7-1-2021..................   AA             2,020,927      1,999,820
  1,000,000   University of MN (Regents of), 5.75% General
                Obligation Ser A 7-1-2018..................   AA             1,011,072      1,040,720
                                                                            -----------   -----------
                                                                             5,428,816      5,430,203
                                                                            -----------   -----------
              HOUSING-18.48%
  1,500,000   Brainerd (City of), MN, 6.65% Rev Ref Bond
                Evangelical Lutheran-Good Samaritan Proj
                Ser B FSA Insured 3-1-2017.................   AAA            1,513,021      1,564,410
     25,000   Dakota County, MN, 8.10% HRA Single Family
                Rev GNMA Backed 3-1-2016...................   AA                25,046         25,065
    500,000   Duluth (City of), MN, 5.625% EDA Health Care
                Fac Rev Board of Social Ministries
                Properties Proj Ser A 12-1-2018............   NR               500,000        404,350
    300,000   Eden Prairie (City of), MN, 7.40% Multifamily
                Housing FHA Insured 8-1-2025...............   AAA              299,957        306,666
    830,000   Eden Prairie (City of), MN, 8.00% Multifamily
                Housing Welsh Parkway Apts Ser A FHA
                Insured 7-1-2026 (Prerefunded 1-1-2001
                @ 102).....................................   AAA              830,000        853,738
    525,000   Mankato (City of), MN, 8.25% Nursing Home Rev
                Board of Social Ministry Mankato Lutheran
                Ser A 10-1-2021 (Prerefunded 10-1-2001
                @ 102).....................................   NR               520,000        553,676
    500,000   Minneapolis (City of), MN, 5.875% Walker
                Methodist Sr Services Rev Bond Ser C
                11-15-2018.................................   NR               492,872        418,830
    450,000   Minneapolis (City of), MN, 6.00% Health Care
                Fac Rev Bond Shelter Care Foundation Ser A
                4-1-2010...................................   NR               450,000        412,560
    795,000   Minneapolis (City of), MN, 7.10% HRA Mortgage
                Rev Bond Riverplace Proj Ser A LOC Bank of
                Tokyo 1-1-2020.............................   A2*              806,418        796,193
    350,000   Minneapolis (City of), MN, 8.25% Rev Bond
                Trinity Housing Proj 2-1-2018 (Prerefunded
                2-1-2001 @ 102)............................   NR               350,000        361,088
    440,000   Northfield (City of), MN, 7.00% Health Care
                Fac Rev Northfield Parkview Proj Ser B
                5-1-2015 (Prerefunded 5-1-2001 @ 102)......   NR               436,371        454,634
    500,000   Red Wing (City of), MN, 6.50% Elderly Housing
                Fac Rev River Region Obligated Group Ser C
                9-1-2022...................................   BBB+             497,109        476,445
    500,000   Spring Park (City of), MN, 8.25% Health Care
                Fac Rev Bond Twin Birch Health Care Ctr
                8-1-2011 (Prerefunded 8-1-2001 @ 102)......   NR               500,000        524,445
                                                                            -----------   -----------
                                                                             7,220,794      7,152,100
                                                                            -----------   -----------

--------------------------------------------------------------------------------

                                                               Standard
                                                               & Poor's
 Principal                                                      Rating                      Market
   Amount                                                     (Unaudited)    Cost (a)      Value (b)
------------                                                  -----------   -----------   -----------
              MISCELLANEOUS-10.32%
$   450,000   Dakota County, MN, 7.50% HRA Limited Annual
                Appropriation Tax & Rev Supported Bond
                1-1-2006...................................   BBB+          $  450,000    $   458,951
  1,000,000   Golden Valley (City of), MN, 5.875% Rev Bond
                Breck School Proj 10-1-2019................   A2*              985,875      1,012,890
  1,000,000   Minneapolis (City of), MN, 7.375% CDA Limited
                Tax Supported Dev Rev Common Bond Fund
                Ser 1995-G3 12-1-2012......................   A-             1,000,000      1,055,900
  1,425,000   Minnesota State, 5.875% Retirement Sys Bldg
                Rev Bond 6-1-2022..........................   AAA            1,417,120      1,466,695
                                                                            -----------   -----------
                                                                             3,852,995      3,994,436
                                                                            -----------   -----------
              POLLUTION CONTROL-6.03%
    650,000   East Grand Forks (City of), MN, 7.75%
                Pollution Control Rev (American Crystal
                Sugar) Ser 1991A 4-1-2018..................   BBB+             650,180        669,669
  1,000,000   Minnesota Public Fac Auth, 5.25% Water
                Pollution Rev Bond Ser A 3-1-2017..........   AAA              981,616        975,260
  1,000,000   Minnesota Public Fac Auth, 6.86% Zero Coupon
                Water Pollution Rev Bond Ser 1992A
                3-1-2007 (Prerefunded 3-1-2002 @ 73.543)
                (d)........................................   AAA              657,197        688,320
                                                                            -----------   -----------
                                                                             2,288,993      2,333,249
                                                                            -----------   -----------
              PUBLIC FACILITIES-1.91%
    400,000   Duluth (City of), MN, 6.75% Gross Rev
                Recreation Fac Bond Spirit Mountain
                Ser 1992 2-1-2007..........................   NR               400,000        402,164
    325,000   Moorhead (City of), MN, 7.75% Golf Course Rev
                Bond Ser 1992A 12-1-2015 (Prerefunded
                12-1-2001 @ 100)...........................   NR               325,000        337,012
                                                                            -----------   -----------
                                                                               725,000        739,176
                                                                            -----------   -----------
              TRANSPORTATION-2.72%
  1,000,000   Puerto Rico, 5.50% Commonwealth Highway &
                Transportation Auth Rev Ser W FSA-CR
                7-1-2013...................................   AAA            1,022,002      1,054,390
                                                                            -----------   -----------
              UTILITIES-ELECTRIC-6.64%
  1,000,000   Northern MN Municipal Power Agency, 5.30%
                Elec Sys Rev FSA Insured 1-1-2021..........   AAA              955,346        956,140
  1,295,000   Northern MN Municipal Power Agency, 6.94%
                Zero Coupon Elec Sys Rev Ref Ser A AMBAC
                Primary Insured 1-1-2011 (d)...............   AAA              643,455        761,887
  1,000,000   Southern MN Municipal Power Agency, 5.27%
                Zero Coupon Power Supply Systems Rev Bonds
                MBIA Insured 1-1-2019 (d)..................   AAA              387,036        353,380
  1,600,000   Southern MN Municipal Power Agency, 6.25%
                Zero Coupon Power Supply Systems Rev Bonds
                Cap Apprec Ser A MBIA Insured 1-1-2021
                (d)........................................   AAA              460,130        496,624
                                                                            -----------   -----------
                                                                             2,445,967      2,568,031
                                                                            -----------   -----------
              TOTAL MUNICIPAL BONDS........................                 $36,746,863   $37,154,439
                                                                            ===========   ===========

SHORT-TERM INVESTMENTS-2.68%
--------------------------------------------------------------------------------

 Principal                                                       Market
   Amount                                                      Value (b)
------------                                                  ------------
              INVESTMENT COMPANY-2.68%
$ 1,037,096   Federated Minnesota Municipal Cash Trust,
                Current rate - 4.60%.......................   $ 1,037,096
                                                              -----------
              TOTAL INVESTMENTS IN SECURITIES (COST:
                $37,783,959) (a)...........................   $38,191,535
                                                              ===========

 (a) At September 30, 2000, the cost of securities for federal income tax purposes was $37,783,959 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $    906,981
Unrealized depreciation.....................................      (499,405)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $    407,576
--------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Assets and Liabilities

September 30, 2000

--------------------------------------------------------------------------------

                                                      NATIONAL      MINNESOTA
                                                     PORTFOLIO      PORTFOLIO
                                                     ---------      ---------
ASSETS:
  Investments in securities, as detailed in the
    accompanying schedules, at market (cost
    $52,891,653; $37,783,959; respectively) (Note
    1)............................................  $54,915,954    $38,191,535
  Receivables:
    Investment securities sold....................           --         15,000
    Interest and dividends........................      775,264        597,122
  Deferred registration costs (Note 1)............       16,824          4,944
                                                    -----------    -----------
TOTAL ASSETS......................................   55,708,042     38,808,601
                                                    -----------    -----------
LIABILITIES:
  Cash portion of dividends payable...............       72,168         50,778
  Redemptions of capital stock....................        4,222         11,923
  Payable for investment advisory and management
    fees (Note 2).................................       36,353         22,981
  Payable for distribution fees (Note 2)..........          464            165
  Accounts payable and accrued expenses...........       24,035         21,037
                                                    -----------    -----------
TOTAL LIABILITIES.................................      137,242        106,884
                                                    -----------    -----------
NET ASSETS:
  Net proceeds of capital stock, par value $.01
    per share-authorized 100,000,000,000;
    100,000,000,000 shares; respectively..........   53,754,309     38,674,683
  Unrealized appreciation of investments..........    2,024,301        407,576
  Undistributed net investment income.............       69,627         49,218
  Accumulated net realized gain (loss) from sale
    of investments................................     (277,437)      (429,760)
                                                    -----------    -----------
TOTAL NET ASSETS..................................  $55,570,800    $38,701,717
                                                    ===========    ===========
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of $6,509,121;
  and $3,454,436; respectively and 619,730; and
  349,665 shares outstanding; respectively).......       $10.50          $9.88
                                                    -----------    -----------
Class B shares (based on net assets of $1,539,727;
  and $828,567; respectively and 146,735; and
  83,842 shares outstanding; respectively)........       $10.49          $9.88
                                                    -----------    -----------
Class C shares (based on net assets of $289,000;
  and $254,748; respectively and 27,584; and
  25,723 shares outstanding; respectively)........       $10.48          $9.90
                                                    -----------    -----------
Class E shares (based on net assets of
  $42,211,791; and $33,087,875; respectively and
  4,012,788; and 3,337,576 shares outstanding;
  respectively)...................................       $10.52          $9.91
                                                    -----------    -----------
Class H shares (based on net assets of $5,021,161;
  and $1,076,091; respectively and 478,737; and
  108,598 shares outstanding; respectively).......       $10.49          $9.91
                                                    -----------    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Operations

September 30, 2000

--------------------------------------------------------------------------------

                                                     NATIONAL      MINNESOTA
                                                     PORTFOLIO     PORTFOLIO
                                                     ---------     ---------
NET INVESTMENT INCOME:
  Income:
    Interest income...............................  $3,422,865    $2,409,161
                                                    ----------    ----------
  Expenses:
    Investment advisory and management fees (Note
     2)...........................................     455,123       290,182
    Distribution fees (Class A) (Note 2)..........      16,851         8,427
    Distribution fees (Class B) (Note 2)..........      15,917         7,717
    Distribution fees (Class C) (Note 2)..........       3,634         2,342
    Distribution fees (Class H) (Note 2)..........      54,382        12,413
    Registration fees (Note 1)....................      43,186         7,219
    Legal and auditing fees.......................      17,300        17,000
    Shareholders' notices and reports.............      20,100        12,800
    Custodian fees................................       2,550         4,800
    Directors' fees and expenses..................       7,350         7,150
    Other.........................................      10,270         6,875
                                                    ----------    ----------
  Total expenses..................................     646,663       376,925
                                                    ----------    ----------
NET INVESTMENT INCOME.............................   2,776,202     2,032,236
                                                    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS: (NOTE 1)
  Net realized gain (loss) from security
    transactions..................................     171,448      (294,489)
  Net realized gain from interest rate futures....       1,594            --
                                                    ----------    ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS...........     173,042      (294,489)
                                                    ----------    ----------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS...................    (134,800)       98,863
                                                    ----------    ----------
NET GAIN (LOSS) ON INVESTMENTS....................      38,242      (195,626)
                                                    ----------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $2,814,444    $1,836,610
                                                    ==========    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

NATIONAL PORTFOLIO
--------------------------------------------------------------------------------

                                                         FOR THE              FOR THE
                                                        YEAR ENDED           YEAR ENDED
                                                    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
                                                    ------------------   ------------------
OPERATIONS:
  Net investment income...........................      $ 2,776,202          $ 3,106,189
  Net realized gain (loss) on investments.........          173,042             (447,559)
  Net change in unrealized depreciation of
    investments...................................         (134,800)          (4,554,712)
                                                        -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................        2,814,444           (1,896,082)
                                                        -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................         (315,592)            (358,626)
    Class B.......................................          (62,240)             (65,694)
    Class C.......................................          (14,125)             (17,374)
    Class E.......................................       (2,145,134)          (2,370,705)
    Class H.......................................         (213,620)            (231,888)
  From net realized gains on investments
    Class A.......................................               --              (90,276)
    Class B.......................................               --              (16,339)
    Class C.......................................               --               (4,978)
    Class E.......................................               --             (589,072)
    Class H.......................................               --              (71,581)
                                                        -----------          -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............       (2,750,711)          (3,816,533)
                                                        -----------          -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (99,558 and 159,281 shares)...........        1,036,967            1,748,357
    Class B (8,589 and 102,711 shares)............           89,415            1,139,703
    Class C (4,400 and 19,583 shares).............           45,357              211,700
    Class E (67,046 and 109,227 shares)...........          695,823            1,197,525
    Class H (21,104 and 151,781 shares)...........          220,943            1,688,819
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (22,556 and 25,779 shares)............          233,569              282,949
    Class B (5,373 and 6,255 shares)..............           55,576               68,470
    Class C (1,261 and 1,782 shares)..............           13,020               19,489
    Class E (137,257 and 177,747 shares)..........        1,422,937            1,955,188
    Class H (11,561 and 16,763 shares)............          119,524              184,180
  Less cost of repurchase of shares
    Class A (290,086 and 128,393 shares)..........       (3,000,411)          (1,402,494)
    Class B (34,705 and 72,984 shares)............         (358,758)            (792,178)
    Class C (30,550 and 12,353 shares)............         (313,727)            (135,294)
    Class E (685,948 and 797,205 shares)..........       (7,119,277)          (8,692,661)
    Class H (129,435 and 130,296 shares)..........       (1,340,065)          (1,406,941)
                                                        -----------          -----------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................       (8,199,107)          (3,933,188)
                                                        -----------          -----------
TOTAL DECREASE IN NET ASSETS......................       (8,135,374)          (9,645,803)
NET ASSETS:
  Beginning of year...............................       63,706,174           73,351,977
                                                        -----------          -----------
  End of year (includes undistributed net
    investment income of $69,627 and $44,136 ,
    respectively).................................      $55,570,800          $63,706,174
                                                        ===========          ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

MINNESOTA PORTFOLIO
--------------------------------------------------------------------------------

                                                         FOR THE              FOR THE
                                                        YEAR ENDED           YEAR ENDED
                                                    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
                                                    ------------------   ------------------
OPERATIONS:
  Net investment income...........................      $ 2,032,236          $ 2,160,827
  Net realized loss on investments................         (294,489)            (118,813)
  Net change in unrealized appreciation
    (depreciation) of investments.................           98,863           (2,876,460)
                                                        -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................        1,836,610             (834,446)
                                                        -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................         (163,436)            (149,384)
    Class B.......................................          (31,425)             (40,527)
    Class C.......................................           (9,544)              (8,069)
    Class E.......................................       (1,752,368)          (1,884,736)
    Class H.......................................          (50,203)             (56,779)
  From net realized gains on investments
    Class A.......................................               --              (52,042)
    Class B.......................................               --              (20,754)
    Class C.......................................               --               (3,754)
    Class E.......................................               --             (660,723)
    Class H.......................................               --              (26,232)
                                                        -----------          -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............       (2,006,976)          (2,903,000)
                                                        -----------          -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (83,620 and 92,718 shares)............          819,244              970,636
    Class B (17,842 and 19,520 shares)............          173,976              199,062
    Class C (4,227 and 12,467 shares).............           41,374              129,572
    Class E (71,185 and 118,222 shares)...........          694,000            1,219,784
    Class H (34,160 and 26,466 shares)............          331,607              278,026
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (12,337 and 14,757 shares)............          120,618              152,679
    Class B (3,201 and 4,423 shares)..............           31,314               45,770
    Class C (505 and 824 shares)..................            4,954                8,553
    Class E (122,065 and 171,562 shares)..........        1,197,168            1,781,326
    Class H (3,131 and 5,383 shares)..............           30,721               55,968
  Less cost of repurchase of shares
    Class A (73,271 and 75,526 shares)............         (716,329)            (780,540)
    Class B (24,003 and 55,585 shares)............         (234,700)            (569,738)
    Class C (3,913 and 6,459 shares)..............          (38,303)             (65,701)
    Class E (618,875 and 440,999 shares)..........       (6,046,896)          (4,539,493)
    Class H (69,818 and 26,178 shares)............         (680,998)            (266,818)
                                                        -----------          -----------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................       (4,272,250)          (1,380,914)
                                                        -----------          -----------
TOTAL DECREASE IN NET ASSETS......................       (4,442,616)          (5,118,360)
NET ASSETS:
  Beginning of year...............................       43,144,333           48,262,693
                                                        -----------          -----------
  End of year (includes undistributed net
    investment income of $49,218 and $23,958,
    respectively).................................      $38,701,717          $43,144,333
                                                        ===========          ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Tax-Free Portfolios, Inc. is an open-end management investment company which currently is comprised of two separate investment portfolios and series of capital stock: the National and Minnesota Portfolios, (the funds) are diversified portfolios each of which has different investment objectives and its own investment portfolio and net asset value. The investment objective of National Portfolio is to maximize total return, to be derived primarily from current income exempt from federal income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio. The investment objective of Minnesota Portfolio is to maximize total return, to be derived primarily from current income exempt from both federal and Minnesota income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the portfolio.

   The Minnesota Portfolio concentrates its investments in a single state and, therefore, may have more credit risk related to the economic conditions of the respective state than a portfolio with broader geographical diversification.

   The funds offer Class A, Class B, Class C, Class E and Class H shares.
   Class E shares are only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the fund are summarized as follows:

   SECURITY VALUATION: Municipal securities for which the over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. The pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. The funds amortize long-term bond premium and original issue discount.

   For the year ended September 30, 2000, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $36,036,328 and $42,567,634 for National Portfolio; and $19,667,318 and
   $23,767,820 for Minnesota Portfolio, respectively.

   INCOME TAXES: The funds intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the funds intend to distribute substantially all of their taxable net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net realized gains may differ for financial statement and tax purposes primarily because of wash sale transactions. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

   For federal income tax purposes the National Portfolio and Minnesota Portfolio have capital loss carryovers of $277,437 and $429,760, respectively at September 30, 2000, which, if not offset by subsequent capital gains, will expire in 2008 and 2009. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryovers have been offset or expired.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTION: The funds declare income distributions daily to be paid on the last business day of each month. The funds will make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the fund at net asset value on the payable date or paid in cash five business days after month-end without any charge to the shareholder.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   FUTURES TRANSACTIONS: The funds may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The funds would be exposed to market risk as a result of changes in the value of the underlying financial instruments. Investment in financial futures requires the funds to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily

--------------------------------------------------------------------------------
   unrealized gains or losses. When the contracts are closed, the funds recognize a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. There were no open contracts as of September 30, 2000.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. (Advisers), is the investment adviser for the funds. Under the investment advisory and management agreement, the investment advisory fee payable by the Minnesota Portfolio is computed at an annual rate of .72% of the first $50 million in average daily net assets and .70% of average daily net assets in excess of $50 million and are based on the average net assets of the Minnesota Portfolio. The National Portfolio's investment advisory fees are computed at an annual rate of .80% of the first $50 million in average daily net assets, and .70% of average daily net assets in excess of $50 million, and are based upon the average net assets of the National Portfolio.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) distribution fees equal to .25% (Class A) and 1.00% (Class B, C, and H) of average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) aggregating:

                                                    Class A    Class B    Class C    Class E    Class H
   ----------------------------------------------------------------------------------------------------
   National Portfolio...........................    $17,895    $4,538     $1,208     $14,820    $24,960
   Minnesota Portfolio..........................     10,092     4,952        136      15,361     12,496

   Legal fees and expenses aggregating $1,200 and $900 for the National and Minnesota Portfolios, respectively, were paid to a law firm of which the secretary of the fund is a partner.

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Portfolios was as follows:

                                                                 Class E
                                           ---------------------------------------------------
                                                        Year Ended September 30,
                                           ---------------------------------------------------
NATIONAL PORTFOLIO                          2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $ 10.49   $ 11.38    $ 11.07    $ 10.76    $ 10.72
                                           -------   -------    -------    -------    -------

Operations:
  Investment income - net...............       .52       .50        .52        .55        .56
  Net realized and unrealized gain
    (loss) on investments...............       .02      (.78)       .34        .31        .04
                                           -------   -------    -------    -------    -------
Total from operations...................       .54      (.28)       .86        .86        .60
                                           -------   -------    -------    -------    -------

Distributions to shareholders:
  From investment income - net..........      (.51)     (.49)      (.51)      (.55)      (.56)
  From net realized gains on
    investments.........................        --      (.12)      (.04)        --         --
                                           -------   -------    -------    -------    -------
Total distributions to shareholders.....      (.51)     (.61)      (.55)      (.55)      (.56)
                                           -------   -------    -------    -------    -------
Net asset value, end of year............   $ 10.52   $ 10.49    $ 11.38    $ 11.07    $ 10.76
                                           -------   -------    -------    -------    -------
Total Return @..........................      5.33%    (2.56%)     7.97%      8.19%      5.69%
Net assets end of year (000s omitted)...   $42,212   $47,140    $56,959    $59,727    $65,237
Ratio of expenses to average daily net
  assets................................       .96%      .94%       .98%       .95%       .93%
Ratio of net investment income to
  average daily net assets..............      4.96%     4.56%      4.65%      5.03%      5.19%
Portfolio turnover rate.................        64%       89%        74%        71%        52%

                                                    Class A                                           Class B
                                -----------------------------------------------   -----------------------------------------------
                                           Year Ended September 30,                          Year Ended September 30,
                                -----------------------------------------------   -----------------------------------------------
NATIONAL PORTFOLIO               2000      1999      1998      1997      1996      2000      1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year.......................   $10.47    $11.37    $11.06    $10.75    $10.71    $10.46    $11.36    $11.05    $10.74    $10.70
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------

Operations:
  Investment income - net....      .50       .47       .50       .53       .53       .42       .38       .42       .44       .45
  Net realized and unrealized
    gain (loss) on
    investments..............      .02      (.78)      .34       .31       .04       .02      (.78)      .34       .31       .04
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Total from operations........      .52      (.31)      .84       .84       .57       .44      (.40)      .76       .75       .49
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------

Distributions to
 shareholders:
  From investment income -
    net......................     (.49)     (.47)     (.49)     (.53)     (.53)     (.41)     (.38)     (.41)     (.44)     (.45)
  From net realized gains on
    investments..............       --      (.12)     (.04)       --        --        --      (.12)     (.04)       --        --
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Total distributions to
 shareholders................     (.49)     (.59)     (.53)     (.53)     (.53)     (.41)     (.50)     (.45)     (.44)     (.45)
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Net asset value, end of
  year.......................   $10.50    $10.47    $11.37    $11.06    $10.75    $10.49    $10.46    $11.36    $11.05    $10.74
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Total Return @...............     5.09%    (2.87%)    7.75%     7.96%     5.46%     4.29%    (3.61%)    6.95%     7.14%     4.65%
Net assets end of year (000s
  omitted)...................   $6,509    $8,247    $8,308    $7,263    $6,239    $1,540    $1,752    $1,493    $1,287    $  997
Ratio of expenses to average
  daily net assets...........     1.21%     1.19%     1.23%     1.20%     1.18%     1.96%     1.94%     1.98%     1.95%     1.93%
Ratio of net investment
  income to average daily net
  assets.....................     4.71%     4.31%     4.40%     4.78%     4.97%     3.96%     3.56%     3.65%     4.02%     4.20%
Portfolio turnover rate......       64%       89%       74%       71%       52%       64%       89%       74%       71%       52%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

--------------------------------------------------------------------------------

                                                               Class C
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
NATIONAL PORTFOLIO                          2000      1999      1998      1997      1996
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $10.45    $11.34    $11.04    $10.74    $10.70
                                           ------    ------    ------    ------    ------

Operations:
  Investment income - net...............      .42       .39       .41       .43       .45
  Net realized and unrealized gain
    (loss) on investments...............      .02      (.78)      .34       .31       .04
                                           ------    ------    ------    ------    ------
Total from operations...................      .44      (.39)      .75       .74       .49
                                           ------    ------    ------    ------    ------

Distributions to shareholders:
  From investment income - net..........     (.41)     (.38)     (.41)     (.44)     (.45)
  From net realized gains on
    investments.........................       --      (.12)     (.04)       --        --
                                           ------    ------    ------    ------    ------
Total distributions to shareholders.....     (.41)     (.50)     (.45)     (.44)     (.45)
                                           ------    ------    ------    ------    ------
Net asset value, end of year............   $10.48    $10.45    $11.34    $11.04    $10.74
                                           ------    ------    ------    ------    ------
Total Return @..........................     4.30%    (3.53%)    6.86%     7.04%     4.65%
Net assets end of year (000s omitted)...   $  289    $  548    $  493    $  584    $  223
Ratio of expenses to average daily net
  assets................................     1.96%     1.94%     1.98%     1.95%     1.93%
Ratio of net investment income to
  average daily net assets..............     3.96%     3.56%     3.65%     4.05%     4.20%
Portfolio turnover rate.................       64%       89%       74%       71%       52%

                                                               Class H
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
NATIONAL PORTFOLIO                          2000      1999      1998      1997      1996
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $10.46    $11.35    $11.06    $10.75    $10.71
                                           ------    ------    ------    ------    ------

Operations:
  Investment income - net...............      .42       .39       .40       .44       .45
  Net realized and unrealized gain
    (loss) on investments...............      .02      (.78)      .34       .31       .04
                                           ------    ------    ------    ------    ------
Total from operations...................      .44      (.39)      .74       .75       .49
                                           ------    ------    ------    ------    ------

Distributions to shareholders:
  From investment income - net..........     (.41)     (.38)     (.41)     (.44)     (.45)
  From net realized gains on
    investments.........................       --      (.12)     (.04)       --        --
                                           ------    ------    ------    ------    ------
Total distributions to shareholders.....     (.41)     (.50)     (.45)     (.44)     (.45)
                                           ------    ------    ------    ------    ------
Net asset value, end of year............   $10.49    $10.46    $11.35    $11.06    $10.75
                                           ------    ------    ------    ------    ------
Total Return @..........................     4.29%    (3.52%)    6.76%     7.13%     4.64%
Net assets end of year (000s omitted)...   $5,021    $6,019    $6,099    $5,111    $4,015
Ratio of expenses to average daily net
  assets................................     1.96%     1.94%     1.98%     1.95%     1.93%
Ratio of net investment income to
  average daily net assets..............     3.96%     3.56%     3.65%     4.03%     4.20%
Portfolio turnover rate.................       64%       89%       74%       71%       52%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):

                                                      Class E
                                ----------------------------------------------------
                                              Year Ended September 30,
                                ----------------------------------------------------
MINNESOTA PORTFOLIO               2000       1999       1998       1997       1996
------------------------------------------------------------------------------------
Net asset value, beginning of
  year........................  $  9.94    $ 10.77    $ 10.46    $ 10.28    $ 10.32
                                -------    -------    -------    -------    -------

Operations:
  Investment income - net.....      .51        .50        .52        .53        .55
  Net realized and unrealized
    gain (loss) on
    investments...............     (.04)      (.67)       .32        .18       (.04)
                                -------    -------    -------    -------    -------
Total from operations.........      .47       (.17)       .84        .71        .51
                                -------    -------    -------    -------    -------

Distributions to shareholders:
  From investment income -
    net.......................     (.50)      (.49)      (.52)      (.53)      (.55)
  From net realized gains on
    investments...............       --       (.17)      (.01)        --         --
                                -------    -------    -------    -------    -------
Total distributions to
 shareholders.................     (.50)      (.66)      (.53)      (.53)      (.55)
                                -------    -------    -------    -------    -------
Net asset value, end of
  year........................  $  9.91    $  9.94    $ 10.77    $ 10.46    $ 10.28
                                -------    -------    -------    -------    -------
Total Return @................     4.87%     (1.71%)     8.25%      7.10%      5.01%
Net assets end of year (000s
  omitted)....................  $33,088    $37,396    $42,170    $43,584    $49,262
Ratio of expenses to average
  daily net assets............      .86%       .86%       .91%       .96%       .93%
Ratio of net investment income
  to average daily net
  assets......................     5.12%      4.73%      4.94%      5.14%      5.34%
Portfolio turnover rate.......       56%        55%        55%        61%        41%

                                                      Class A
                                ----------------------------------------------------
                                              Year Ended September 30,
                                ----------------------------------------------------
MINNESOTA PORTFOLIO               2000       1999       1998       1997       1996
------------------------------------------------------------------------------------
Net asset value, beginning of
  year........................  $  9.91    $ 10.74    $ 10.43    $ 10.26    $ 10.30
                                -------    -------    -------    -------    -------

Operations:
  Investment income - net.....      .48        .47        .49        .50        .52
  Net realized and unrealized
    gain (loss) on
    investments...............     (.04)      (.67)       .32        .18       (.04)
                                -------    -------    -------    -------    -------
Total from operations.........      .44       (.20)       .81        .68        .48
                                -------    -------    -------    -------    -------

Distributions to shareholders:
  From investment income -
    net.......................     (.47)      (.46)      (.49)      (.51)      (.52)
  From net realized gains on
    investments...............       --       (.17)      (.01)        --         --
                                -------    -------    -------    -------    -------
Total distributions to
 shareholders.................     (.47)      (.63)      (.50)      (.51)      (.52)
                                -------    -------    -------    -------    -------
Net asset value, end of
  year........................  $  9.88    $  9.91    $ 10.74    $ 10.43    $ 10.26
                                -------    -------    -------    -------    -------
Total Return @................     4.63%     (1.94%)     8.13%      6.66%      4.78%
Net assets end of year (000s
  omitted)....................  $ 3,454    $ 3,240    $ 3,170    $ 3,689    $ 1,822
Ratio of expenses to average
  daily net assets............     1.11%      1.11%      1.16%      1.21%      1.18%
Ratio of net investment income
  to average daily net
  assets......................     4.87%      4.48%      4.69%      4.89%      5.07%
Portfolio turnover rate.......       56%        55%        55%        61%        41%

                                                    Class B
                                ------------------------------------------------
                                            Year Ended September 30,
                                ------------------------------------------------
MINNESOTA PORTFOLIO               2000      1999      1998      1997      1996

Net asset value, beginning of
  year........................  $  9.90    $10.73    $10.42    $10.24    $10.27
                                -------    ------    ------    ------    ------
Operations:
  Investment income - net.....      .42       .39       .41       .42       .45
  Net realized and unrealized
    gain (loss) on
    investments...............     (.04)     (.67)      .32       .18      (.04)
                                -------    ------    ------    ------    ------
Total from operations.........      .38      (.28)      .73       .60       .41
                                -------    ------    ------    ------    ------
Distributions to shareholders:
  From investment income -
    net.......................     (.40)     (.38)     (.41)     (.42)     (.44)
  From net realized gains on
    investments...............       --      (.17)     (.01)       --        --
                                -------    ------    ------    ------    ------
Total distributions to
 shareholders.................     (.40)     (.55)     (.42)     (.42)     (.44)
                                -------    ------    ------    ------    ------
Net asset value, end of
  year........................  $  9.88    $ 9.90    $10.73    $10.42    $10.24
                                -------    ------    ------    ------    ------
Total Return @................     3.96%    (2.73%)    7.18%     6.01%     4.04%
Net assets end of year (000s
  omitted)....................  $   829    $  860    $1,271    $1,301    $1,109
Ratio of expenses to average
  daily net assets............     1.86%     1.86%     1.91%     1.96%     1.93%
Ratio of net investment income
  to average daily net
  assets......................     4.12%     3.73%     3.94%     4.14%     4.34%
Portfolio turnover rate.......       56%       55%       55%       61%       41%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

--------------------------------------------------------------------------------

                                                     Class C
                                 ------------------------------------------------
                                             Year Ended September 30,
                                 ------------------------------------------------
MINNESOTA PORTFOLIO                2000      1999      1998      1997      1996
---------------------------------------------------------------------------------
Net asset value, beginning of
  year........................   $  9.93    $10.73    $10.44    $10.26    $10.30
                                 -------    ------    ------    ------    ------

Operations:
  Investment income - net.....       .41       .42       .39       .42       .44
  Net realized and unrealized
    gain (loss) on
    investments...............      (.04)     (.67)      .32       .18      (.04)
                                 -------    ------    ------    ------    ------
Total from operations.........       .37      (.25)      .71       .60       .40
                                 -------    ------    ------    ------    ------

Distributions to shareholders:
  From investment income -
    net.......................      (.40)     (.38)     (.41)     (.42)     (.44)
  From net realized gains on
    investments...............        --      (.17)     (.01)       --        --
                                 -------    ------    ------    ------    ------
Total distributions to
 shareholders.................      (.40)     (.55)     (.42)     (.42)     (.44)
                                 -------    ------    ------    ------    ------
Net asset value, end of
  year........................   $  9.90    $ 9.93    $10.73    $10.44    $10.26
                                 -------    ------    ------    ------    ------
Total Return @................      3.84%    (2.45%)    6.97%     6.00%     4.00%
Net assets end of year (000s
  omitted)....................   $   255    $  247    $  194    $  232    $  210
Ratio of expenses to average
  daily net assets............      1.86%     1.86%     1.91%     1.96%     1.93%
Ratio of net investment income
  to average daily net
  assets......................      4.12%     3.73%     3.94%     4.14%     4.31%
Portfolio turnover rate.......        56%       55%       55%       61%       41%

                                                       Class H
                                 ----------------------------------------------------
                                               Year Ended September 30,
                                 ----------------------------------------------------
MINNESOTA PORTFOLIO                2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------
Net asset value, beginning of
  year........................   $  9.93    $ 10.76    $ 10.44    $ 10.26    $ 10.30
                                 -------    -------    -------    -------    -------

Operations:
  Investment income - net.....       .42        .39        .42        .42        .44
  Net realized and unrealized
    gain (loss) on
    investments...............      (.04)      (.67)       .32        .18       (.04)
                                 -------    -------    -------    -------    -------
Total from operations.........       .38       (.28)       .74        .60        .40
                                 -------    -------    -------    -------    -------

Distributions to shareholders:
  From investment income -
    net.......................      (.40)      (.38)      (.41)      (.42)      (.44)
  From net realized gains on
    investments...............        --       (.17)      (.01)        --         --
                                 -------    -------    -------    -------    -------
Total distributions to
 shareholders.................      (.40)      (.55)      (.42)      (.42)      (.44)
                                 -------    -------    -------    -------    -------
Net asset value, end of
  year........................   $  9.91    $  9.93    $ 10.76    $ 10.44    $ 10.26
                                 -------    -------    -------    -------    -------
Total Return @................      3.95%     (2.73%)     7.26%      6.00%      3.93%
Net assets end of year (000s
  omitted)....................   $ 1,076    $ 1,401    $ 1,458    $ 1,227    $ 1,061
Ratio of expenses to average
  daily net assets............      1.86%      1.86%      1.91%      1.96%      1.93%
Ratio of net investment income
  to average daily net
  assets......................      4.12%      3.73%      3.94%      4.14%      4.33%
Portfolio turnover rate.......        56%        55%        55%        61%        41%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustments for sales charge.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Tax-Free Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of National Portfolio and Minnesota Portfolio (funds within Fortis Tax-Free Portfolios, Inc.) as of September 30, 2000, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period ended September 30, 2000, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of National Portfolio and Minnesota Portfolio at September 30, 2000, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period ended September 30, 2000, and the financial highlights for each of the years presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota
November 3, 2000

FEDERAL INCOME TAX INFORMATION

(Unaudited)

Exempt interest dividends are exempt from federal income taxes and should not be included in the shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. In January, 2001, the fund will provide the shareholder with information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

During the year ended September 30, 2000, 100% of the National and Minnesota Portfolios' distributions were derived from interest on municipal securities and qualify as exempt dividends for federal tax purposes.

Detailed below are the per share distributions made during the year ended September 30, 2000.

NATIONAL PORTFOLIO

RECORD DATE                                    Class A   Class B   Class C   Class E   Class H
                                               ------------------------------------------------
Ordinary Income Per Share
10/29/1999...................................  $ 0.039   $ 0.032   $ 0.032   $ 0.041   $ 0.032
11/30/1999...................................    0.039     0.032     0.032     0.041     0.032
12/31/1999...................................    0.039     0.032     0.032     0.041     0.032
1/31/2000....................................    0.039     0.032     0.032     0.041     0.032
2/29/2000....................................    0.040     0.033     0.033     0.042     0.033
3/31/2000....................................    0.040     0.033     0.033     0.042     0.033
4/28/2000....................................    0.041     0.034     0.034     0.043     0.034
5/31/2000....................................    0.041     0.034     0.034     0.043     0.034
6/30/2000....................................    0.042     0.036     0.036     0.044     0.036
7/31/2000....................................    0.042     0.036     0.036     0.044     0.036
8/31/2000....................................    0.042     0.036     0.036     0.044     0.036
9/29/2000....................................    0.042     0.036     0.036     0.044     0.036
                                               -------   -------   -------   -------   -------
Total Distributions..........................  $ 0.486   $ 0.406   $ 0.406   $ 0.510   $ 0.406
                                               -------   -------   -------   -------   -------

MINNESOTA PORTFOLIO
RECORD DATE
Ordinary Income Per Share
10/29/1999...................................  $ 0.037   $ 0.030   $ 0.030   $ 0.039   $ 0.030
11/30/1999...................................    0.038     0.032     0.032     0.040     0.032
12/31/1999...................................    0.038     0.032     0.032     0.040     0.032
1/31/2000....................................    0.038     0.032     0.032     0.040     0.032
2/29/2000....................................    0.039     0.033     0.033     0.041     0.033
3/31/2000....................................    0.039     0.033     0.033     0.041     0.033
4/28/2000....................................    0.040     0.034     0.034     0.042     0.034
5/31/2000....................................    0.040     0.034     0.034     0.042     0.034
6/30/2000....................................    0.041     0.035     0.035     0.043     0.035
7/31/2000....................................    0.041     0.035     0.035     0.043     0.035
8/31/2000....................................    0.041     0.035     0.035     0.043     0.035
9/29/2000....................................    0.041     0.035     0.035     0.043     0.035
                                               -------   -------   -------   -------   -------
Total Distributions..........................  $ 0.473   $ 0.400   $ 0.400   $ 0.497   $ 0.400
                                               -------   -------   -------   -------   -------

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Phillip O. Peterson        MUTUAL FUND INDUSTRY CONSULTANT;
                                           PARTNER OF KPMG LLP, THROUGH JUNE
                                           1999
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel F. Schenker           MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Dr. Lemma W. Senbet        CONSULTANT, INTERNATIONAL FINANCIAL
                                           INSTITUTIONS, THE WILLIAM E. MAYER
                                           PROFESSOR OF FINANCE AND CHAIR,
                                           FINANCE DEPARTMENT, UNIVERSITY OF
                                           MARYLAND, COLLEGE PARK, MD
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                       Empower Variable            DIVERSIFIED INCOME
                       Annuity                     SUBACCOUNT
                                                   MULTISECTOR BOND
                                                   SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   AMERICAN LEADERS
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   CAPITAL OPPORTUNITIES
                                                   SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   BLUE CHIP STOCK II
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK II
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GLOBAL EQUITY SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   INVESTORS GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   MULTISECTOR BOND
                                                   SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   AMERICAN LEADERS
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   CAPITAL OPPORTUNITIES
                                                   SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   BLUE CHIP STOCK II
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK II
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GLOBAL EQUITY SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   INVESTORS GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and FORTIS INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC.,
P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

             [LOGO]
             FORTIS

Solid partners, flexible solutions-SM-


--------------------------------------------------------------------------------
FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group provides a wide selection of investment products including annuities, life insurance and mutual funds. We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of the international Fortis group, which operates in the fields of insurance, banking and investments. Fortis' listed companies are Fortis (B) of Belgium and Fortis (NL) of the Netherlands.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fund management offered through
Fortis Advisers, Inc. since 1949

Securities offered through
Fortis Investors, Inc.,
member NASD, SIPC

Insurance products issued by
Fortis Benefits Insurance Company
& Fortis Insurance Company

P.O. Box 64284, St. Paul, MN 55164-0284
Telephone (800) 800-2000
http://www.ffg.us.fortis.com
--------------------------------------------------------------------------------

FORTIS FINANCIAL GROUP                                           ---------------
P.O. Box 64284                                                      PRSRT STD
St. Paul, MN 55164-0284                                            U.S. Postage
                                                                     PAID
                                                                 Permit No. 3794
Tax-free bond funds                                              Minneapolis, MN
                                                                 ---------------



The Fortis brandmark and Fortis-Registered Trademark- are servicemarks of Fortis (B) and Fortis (NL).

95311-C- Fortis, Inc. 11/00